Equity Securities Issued	6 Months Ended
Dec. 31, 2023
Equity Securities Issued [Abstract]
Equity securities issued
6	Equity securities issued

(a)	Share capital

	31 December	31 December	30 June	30 June
	2023 No.	2023 $	2023 No.	2023 $
Fully paid	227,798,346	88,436,263	227,798,346	88,436,263

(i)	Movements in ordinary shares:

	Number of
Details	shares	$
Balance at 1 July 2023	227,798,346	88,436,263
Less: Transaction costs arising on share issues	-	-
Balance at 31 December 2023	227,798,346	88,436,263

(ii)	Rights of each type of share

Ordinary shares entitle the holder to participate in dividends and the proceeds on winding up of the company in proportion to the number of shares held. On a show of hands every holder of ordinary shares present at a meeting or by proxy, is entitled to one vote upon a poll every holder is entitled to one vote per share held. The ordinary shares have no par value.

(b)	Other reserves

The following table shows a breakdown of the balance sheet line item ‘other reserves’ and the movements in these reserves during the period. A description of the nature and purpose of each reserve is provided below the table.

		Share-based payments	Foreign currency translation	Total other reserves
Consolidated entity	Notes	$	$	$
At 1 July 2023		3,123,759	112,210	3,235,969

Currency translation differences		-	4,441	4,441
Other comprehensive income		-	4,441	4,441

Transactions with owners in their capacity as owners
Options and warrants expensed	7	8,921	-	8,921
Options issued in the period (net of adjustments)	7	(30,501)	-	(30,501)
At 31 December 2023		3,102,179	116,651	3,218,830

(i) Movements in options and warrants:

		Number of
Details	Note	options	$
Balance at 1 July 2023		12,879,720	3,123,758

Options issued in the period (net of adjustments)	7, 10(b)(ii)	1,000,000	(30,501)
Options and warrants expensed		-	8,921
Balance at 31 December 2023		13,879,720	3,102,178